Stockholders' Equity (Preferred Stock) (Detail Textuals) (USD $)	0 Months Ended	9 Months Ended	12 Months Ended					0 Months Ended	1 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended	9 Months Ended		0 Months Ended	1 Months Ended
	Mar. 07, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	May 31, 2012	Apr. 30, 2012	Mar. 31, 2012	Mar. 07, 2014 Subsequent Event	Dec. 31, 2011 Series B Preferred Stock Purchase Agreement	Apr. 30, 2012 Series B Preferred Stock Purchase Agreement	Sep. 30, 2014 Series A Junior Participating Preferred Stock	Dec. 31, 2013 Series A Junior Participating Preferred Stock	Sep. 30, 2014 Series B Preferred Stock	Dec. 31, 2013 Series B Preferred Stock	Mar. 07, 2014 Series C Preferred Stock	Sep. 30, 2014 Series C Preferred Stock	Dec. 31, 2013 Series C Preferred Stock	Mar. 07, 2014 Series C Preferred Stock Subsequent Event	Mar. 31, 2014 Series C Preferred Stock Subsequent Event
Class of Stock [Line Items]
Preferred stock, shares authorized		100,000	100,000	100,000												1,200	1,200
Shares issued during period											90,000	90,000	1,000	1,000	1,200			1,200
Proceeds from issuance of preferred stock																			$ 6,000,000
Term of agreement									2 years
Preferred stock, value of shares available under purchase agreement									5,000,000
Number of warrants called by common stock	6,000,000					1,300,000	800,000	6,000,000		1,310,000					6,000,000
Exercise price of warrants	$ 0.75		$ 0.89	$ 0.28	$ 0.28		$ 0.75	$ 0.75		$ 1.34					$ 0.75
Proceeds from Issuance or Sale of Equity	6,000,000			1,112,000				6,000,000							6,000,000
Conversion price per dollar of stated value															$ 0.75
Stated value per share of preferred stock															$ 5,000
Convertible Preferred Stock, Shares Issued upon Conversion															8,000,000
Number of warrants called by common stock aggregate purchase price															6,000,000
Stock issuance costs																700,000
Derivative Liability		6,500,000
Amount of loss upon issuance		$ (500,000)